Distribution Date:	11/18/21	Wells Fargo Commercial Mortgage Trust 2018-C47
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C47

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		A.J. Sfarra	(212) 214-5613
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Commercial Servicing		commercial.servicing@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-15		10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 310-9821
Historical Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95002DAU3	3.409000%	23,396,000.00	12,094,845.33	487,354.09	34,359.44	0.00	0.00	521,713.53	11,607,491.24	30.38%	30.00%
A-2	95002DAX7	4.361000%	26,280,000.00	26,280,000.00	0.00	95,505.90	0.00	0.00	95,505.90	26,280,000.00	30.38%	30.00%
A-SB	95002DBA6	4.365000%	45,625,000.00	45,625,000.00	0.00	165,960.94	0.00	0.00	165,960.94	45,625,000.00	30.38%	30.00%
A-3	95002DBD0	4.175000%	222,000,000.00	222,000,000.00	0.00	772,375.00	0.00	0.00	772,375.00	222,000,000.00	30.38%	30.00%
A-4	95002DBG3	4.442000%	348,787,000.00	348,787,000.00	0.00	1,291,093.21	0.00	0.00	1,291,093.21	348,787,000.00	30.38%	30.00%
A-S	95002DBR9	4.673000%	86,830,000.00	86,830,000.00	0.00	338,130.49	0.00	0.00	338,130.49	86,830,000.00	21.14%	20.88%
B	95002DBU2	4.854000%	38,062,000.00	38,062,000.00	0.00	153,960.79	0.00	0.00	153,960.79	38,062,000.00	17.09%	16.88%
C	95002DBX6	5.098302%	39,252,000.00	39,252,000.00	0.00	166,765.46	0.00	0.00	166,765.46	39,252,000.00	12.91%	12.75%
D	95002DAC3	3.000000%	28,266,000.00	28,266,000.00	0.00	70,665.00	0.00	0.00	70,665.00	28,266,000.00	9.90%	9.78%
E-RR	95002DAF6	5.098302%	20,501,000.00	20,501,000.00	0.00	87,100.24	0.00	0.00	87,100.24	20,501,000.00	7.72%	7.63%
F-RR	95002DAH2	5.098302%	13,084,000.00	13,084,000.00	0.00	55,588.49	0.00	0.00	55,588.49	13,084,000.00	6.33%	6.25%
G-RR	95002DAK5	5.098302%	10,705,000.00	10,705,000.00	0.00	45,481.10	0.00	0.00	45,481.10	10,705,000.00	5.19%	5.13%
H-RR	95002DAM1	5.098302%	9,515,000.00	9,515,000.00	0.00	40,425.29	0.00	0.00	40,425.29	9,515,000.00	4.18%	4.13%
J-RR*	95002DAP4	5.098302%	39,252,654.00	39,252,654.00	0.00	148,656.66	0.00	0.00	148,656.66	39,252,654.00	0.00%	0.00%
R	95002DAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			951,555,654.00	940,254,499.33	487,354.09	3,466,068.01	0.00	0.00	3,953,422.10	939,767,145.24

Notional Certificates
X-A	95002DBK4	0.774524%	666,088,000.00	654,786,845.33	0.00	422,623.17	0.00	0.00	422,623.17	654,299,491.24
X-B	95002DBN8	0.281628%	164,144,000.00	164,144,000.00	0.00	38,523.01	0.00	0.00	38,523.01	164,144,000.00
X-D	95002DAA7	2.098302%	28,266,000.00	28,266,000.00	0.00	49,425.51	0.00	0.00	49,425.51	28,266,000.00
Notional SubTotal			858,498,000.00	847,196,845.33	0.00	510,571.69	0.00	0.00	510,571.69	846,709,491.24

Deal Distribution Total					487,354.09	3,976,639.70	0.00	0.00	4,463,993.79

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002DAU3	516.96210164	20.83065866	1.46860318	0.00000000	0.00000000	0.00000000	0.00000000	22.29926184	496.13144298
A-2	95002DAX7	1,000.00000000	0.00000000	3.63416667	0.00000000	0.00000000	0.00000000	0.00000000	3.63416667	1,000.00000000
A-SB	95002DBA6	1,000.00000000	0.00000000	3.63750005	0.00000000	0.00000000	0.00000000	0.00000000	3.63750005	1,000.00000000
A-3	95002DBD0	1,000.00000000	0.00000000	3.47916667	0.00000000	0.00000000	0.00000000	0.00000000	3.47916667	1,000.00000000
A-4	95002DBG3	1,000.00000000	0.00000000	3.70166666	0.00000000	0.00000000	0.00000000	0.00000000	3.70166666	1,000.00000000
A-S	95002DBR9	1,000.00000000	0.00000000	3.89416665	0.00000000	0.00000000	0.00000000	0.00000000	3.89416665	1,000.00000000
B	95002DBU2	1,000.00000000	0.00000000	4.04500000	0.00000000	0.00000000	0.00000000	0.00000000	4.04500000	1,000.00000000
C	95002DBX6	1,000.00000000	0.00000000	4.24858504	0.00000000	0.00000000	0.00000000	0.00000000	4.24858504	1,000.00000000
D	95002DAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95002DAF6	1,000.00000000	0.00000000	4.24858495	0.00000000	0.00000000	0.00000000	0.00000000	4.24858495	1,000.00000000
F-RR	95002DAH2	1,000.00000000	0.00000000	4.24858530	0.00000000	0.00000000	0.00000000	0.00000000	4.24858530	1,000.00000000
G-RR	95002DAK5	1,000.00000000	0.00000000	4.24858477	0.00000000	0.00000000	0.00000000	0.00000000	4.24858477	1,000.00000000
H-RR	95002DAM1	1,000.00000000	0.00000000	4.24858539	0.00000000	0.00000000	0.00000000	0.00000000	4.24858539	1,000.00000000
J-RR	95002DAP4	1,000.00000000	0.00000000	3.78717475	0.46141033	5.25867321	0.00000000	0.00000000	3.78717475	1,000.00000000
R	95002DAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002DBK4	983.03354111	0.00000000	0.63448549	0.00000000	0.00000000	0.00000000	0.00000000	0.63448549	982.30187489
X-B	95002DBN8	1,000.00000000	0.00000000	0.23469033	0.00000000	0.00000000	0.00000000	0.00000000	0.23469033	1,000.00000000
X-D	95002DAA7	1,000.00000000	0.00000000	1.74858523	0.00000000	0.00000000	0.00000000	0.00000000	1.74858523	1,000.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	34,359.44	0.00	34,359.44	0.00	0.00	0.00	34,359.44	0.00
A-2	10/01/21 - 10/30/21	30	0.00	95,505.90	0.00	95,505.90	0.00	0.00	0.00	95,505.90	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	165,960.94	0.00	165,960.94	0.00	0.00	0.00	165,960.94	0.00
A-3	10/01/21 - 10/30/21	30	0.00	772,375.00	0.00	772,375.00	0.00	0.00	0.00	772,375.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	1,291,093.21	0.00	1,291,093.21	0.00	0.00	0.00	1,291,093.21	0.00
X-A	10/01/21 - 10/30/21	30	0.00	422,623.17	0.00	422,623.17	0.00	0.00	0.00	422,623.17	0.00
X-B	10/01/21 - 10/30/21	30	0.00	38,523.01	0.00	38,523.01	0.00	0.00	0.00	38,523.01	0.00
A-S	10/01/21 - 10/30/21	30	0.00	338,130.49	0.00	338,130.49	0.00	0.00	0.00	338,130.49	0.00
B	10/01/21 - 10/30/21	30	0.00	153,960.79	0.00	153,960.79	0.00	0.00	0.00	153,960.79	0.00
C	10/01/21 - 10/30/21	30	0.00	166,765.46	0.00	166,765.46	0.00	0.00	0.00	166,765.46	0.00
X-D	10/01/21 - 10/30/21	30	0.00	49,425.51	0.00	49,425.51	0.00	0.00	0.00	49,425.51	0.00
D	10/01/21 - 10/30/21	30	0.00	70,665.00	0.00	70,665.00	0.00	0.00	0.00	70,665.00	0.00
E-RR	10/01/21 - 10/30/21	30	0.00	87,100.24	0.00	87,100.24	0.00	0.00	0.00	87,100.24	0.00
F-RR	10/01/21 - 10/30/21	30	0.00	55,588.49	0.00	55,588.49	0.00	0.00	0.00	55,588.49	0.00
G-RR	10/01/21 - 10/30/21	30	0.00	45,481.10	0.00	45,481.10	0.00	0.00	0.00	45,481.10	0.00
H-RR	10/01/21 - 10/30/21	30	0.00	40,425.29	0.00	40,425.29	0.00	0.00	0.00	40,425.29	0.00
J-RR	10/01/21 - 10/30/21	30	187,508.65	166,768.24	0.00	166,768.24	18,111.58	0.00	0.00	148,656.66	206,416.88
Totals			187,508.65	3,994,751.28	0.00	3,994,751.28	18,111.58	0.00	0.00	3,976,639.70	206,416.88

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	Additional Information
Total Available Distribution Amount (1)	4,463,993.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,009,965.74	Master Servicing Fee	7,342.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,701.51
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	404.83
ARD Interest	0.00	Operating Advisor Fee	1,216.96
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	259.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,009,965.74	Total Fees	15,214.49

Principal		Expenses/Reimbursements
Scheduled Principal	487,354.09	Reimbursement for Interest on Advances	76.86
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,034.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	487,354.09	Total Expenses/Reimbursements	18,111.58

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,976,639.70
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	487,354.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,463,993.79
Total Funds Collected	4,497,319.83	Total Funds Distributed	4,497,319.86

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	940,254,499.44	940,254,499.44	Beginning Certificate Balance	940,254,499.33
(-) Scheduled Principal Collections	487,354.09	487,354.09	(-) Principal Distributions	487,354.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	939,767,145.35	939,767,145.35	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	940,292,160.59	940,292,160.59	Ending Certificate Balance	939,767,145.24
Ending Actual Collateral Balance	939,807,014.94	939,807,014.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.11)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.11)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.10%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	22,472,713.55	2.39%	82	5.1528	NAP	Defeased	3	22,472,713.55	2.39%	82	5.1528	NAP
2,000,000 or less	5	7,742,211.12	0.82%	82	5.5764	1.921176	1.30 or less	18	239,563,730.35	25.49%	79	5.2544	0.360088
2,000,001 to 3,000,000	6	13,802,526.48	1.47%	82	5.3595	1.790853	1.31 to 1.40	3	23,233,500.00	2.47%	82	5.3956	1.360062
3,000,001 to 4,000,000	6	19,330,830.00	2.06%	82	5.2268	1.484736	1.41 to 1.50	4	46,943,446.47	5.00%	82	5.1268	1.449429
4,000,001 to 5,000,000	5	22,977,409.85	2.45%	83	5.2963	1.583826	1.51 to 1.75	20	266,780,617.20	28.39%	81	4.9196	1.615678
5,000,001 to 6,000,000	2	11,003,433.86	1.17%	82	5.4197	1.172606	1.76 to 2.00	10	162,687,889.25	17.31%	81	4.7454	1.867577
6,000,001 to 7,000,000	6	39,212,994.69	4.17%	83	5.3344	1.650208	2.01 to 2.25	5	50,399,396.01	5.36%	67	4.8966	2.040723
7,000,001 to 8,000,000	3	21,689,747.78	2.31%	82	5.0249	1.824374	2.26 to 2.50	1	20,260,000.00	2.16%	83	4.3600	2.315400
8,000,001 to 9,000,000	3	26,407,187.13	2.81%	82	5.2191	1.976689	2.51 to 3.00	6	57,267,313.34	6.09%	82	4.7506	2.648597
9,000,001 to 10,000,000	5	47,898,328.28	5.10%	81	5.0204	1.898051	3.01 or greater	4	50,158,539.18	5.34%	82	4.4254	3.469027
10,000,001 to 15,000,000	9	109,940,395.01	11.70%	68	5.1388	1.302020	Totals	74	939,767,145.35	100.00%	80	4.9525	1.517111
15,000,001 to 20,000,000	8	134,823,385.34	14.35%	82	4.9832	1.702713
20,000,001 to 30,000,000	7	168,218,780.07	17.90%	82	4.8049	2.198128
30,000,001 to 50,000,000	5	224,247,202.19	23.86%	81	4.6237	1.227588
50,000,001 or greater	1	70,000,000.00	7.45%	82	5.1500	0.192400
Totals	74	939,767,145.35	100.00%	80	4.9525	1.517111
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	22,472,713.55	2.39%	82	5.1528	NAP	Tennessee	2	11,213,461.47	1.19%	82	5.0677	1.717496
Alabama	2	7,825,425.50	0.83%	83	5.3189	1.389555	Texas	7	36,536,639.54	3.89%	82	5.1568	1.412429
Arizona	2	6,753,958.01	0.72%	82	5.2568	2.110411	Virginia	3	54,014,742.12	5.75%	82	4.9356	1.709272
Arkansas	1	9,396,375.22	1.00%	78	4.9800	1.578000	West Virginia	1	3,649,201.01	0.39%	82	5.2300	1.665900
California	7	74,887,544.98	7.97%	73	4.7365	2.394389	Wisconsin	1	3,115,617.58	0.33%	82	5.1500	0.192400
Delaware	2	59,710,000.00	6.35%	81	4.3722	1.666563	Totals	106	939,767,145.35	100.00%	80	4.9525	1.517111
Florida	13	135,355,939.36	14.40%	76	4.7313	1.621941
									Property Type³
Georgia	6	23,779,451.71	2.53%	82	5.1416	1.515515
Illinois	8	31,089,698.21	3.31%	82	5.2591	1.192473		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	3	42,969,705.78	4.57%	82	5.0272	1.770970		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	2	9,449,670.79	1.01%	82	5.1500	0.780476	Defeased	3	22,472,713.55	2.39%	82	5.1528	NAP
Kansas	5	25,493,303.80	2.71%	83	5.2942	(0.116317)	Industrial	10	46,343,375.27	4.93%	82	5.2347	1.463781
Maryland	3	27,736,158.35	2.95%	81	5.0293	1.613482	Lodging	31	207,271,409.87	22.06%	78	5.1656	0.476305
Michigan	1	1,301,740.18	0.14%	83	5.4800	1.681600	Mixed Use	3	11,193,916.98	1.19%	82	5.0884	2.691875
Mississippi	2	12,596,269.11	1.34%	81	5.2383	1.086627	Mobile Home Park	8	27,156,593.19	2.89%	82	5.2160	1.801217
Missouri	3	17,052,936.42	1.81%	82	5.1500	0.192400	Multi-Family	9	114,474,261.29	12.18%	76	5.0985	1.546820
Nevada	2	62,000,000.00	6.60%	79	4.8850	1.721969	Office	10	145,731,894.47	15.51%	82	4.6662	2.583275
New Jersey	2	24,328,604.61	2.59%	83	4.8779	3.115215	Retail	30	353,644,398.22	37.63%	81	4.8265	1.611836
New York	9	100,302,840.49	10.67%	82	5.1556	0.517629	Self Storage	2	11,478,582.52	1.22%	82	4.8811	2.356273
North Carolina	5	35,763,101.64	3.81%	81	5.1224	1.414152	Totals	106	939,767,145.35	100.00%	80	4.9525	1.517111
Ohio	4	53,017,821.99	5.64%	82	5.1777	1.402263
Oklahoma	3	5,908,458.55	0.63%	82	5.2743	0.635016
Oregon	1	1,525,000.00	0.16%	81	5.2000	3.282000
Pennsylvania	2	31,196,352.26	3.32%	82	4.6735	2.517384
South Carolina	1	9,324,413.13	0.99%	81	4.7450	2.554100

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	22,472,713.55	2.39%	82	5.1528	NAP	Defeased	3	22,472,713.55	2.39%	82	5.1528	NAP
	4.250% or less	2	76,000,000.00	8.09%	81	4.1541	2.304358	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	70,260,000.00	7.48%	82	4.3013	1.795403	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	70,774,413.13	7.53%	82	4.6513	2.773307	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	16	236,591,007.81	25.18%	78	4.8992	1.754056	37 months to 48 months	71	917,294,431.80	97.61%	80	4.9476	1.522094
	5.001% to 5.250%	15	252,338,237.79	26.85%	82	5.1054	0.904738	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	26	174,267,250.21	18.54%	82	5.3745	1.236002	Totals	74	939,767,145.35	100.00%	80	4.9525	1.517111
	5.501% to 5.750%	4	33,523,051.92	3.57%	59	5.5702	1.066970
	5.751% or more	2	3,540,470.94	0.38%	81	5.8153	1.185304
	Totals	74	939,767,145.35	100.00%	80	4.9525	1.517111
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	22,472,713.55	2.39%	82	5.1528	NAP	Defeased	3	22,472,713.55	2.39%	82	5.1528	NAP
	84 months or less	71	917,294,431.80	97.61%	80	4.9476	1.522094	Interest Only	18	371,581,500.00	39.54%	79	4.8062	1.221648
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	8,828,604.61	0.94%	83	5.4800	1.728800
	Totals	74	939,767,145.35	100.00%	80	4.9525	1.517111	241 months to 300 months	1	3,649,201.01	0.39%	82	5.2300	1.665900
								301 months to 420 months	50	518,123,541.08	55.13%	80	5.0391	1.735491
								421 months or greater	1	15,111,585.10	1.61%	82	4.9100	1.437700
								Totals	74	939,767,145.35	100.00%	80	4.9525	1.517111
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	22,472,713.55	2.39%	82	5.1528	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	68	890,641,593.66	94.77%	80	4.9590	1.504007
	13 months to 24 months	2	23,460,000.00	2.50%	83	4.4678	2.262694
	25 months or greater	1	3,192,838.14	0.34%	80	5.3000	1.125800
	Totals	74	939,767,145.35	100.00%	80	4.9525	1.517111
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310946753	LO	Various	Various	Actual/360	5.150%	310,430.56	0.00	0.00	N/A	09/11/28	--	70,000,000.00	70,000,000.00	11/11/21
2	310946726	RT	Aventura	FL	Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	11/01/21
3	883100886	RT	Newark	DE	Actual/360	4.277%	184,170.14	0.00	0.00	N/A	08/01/28	--	50,000,000.00	50,000,000.00	11/01/21
4	310945647	RT	Las Vegas	NV	Actual/360	4.896%	189,731.62	0.00	0.00	N/A	05/11/28	--	45,000,000.00	45,000,000.00	11/11/21
5	883100906	LO	Virginia Beach	VA	Actual/360	4.912%	187,393.90	51,775.14	0.00	N/A	09/06/28	--	44,298,977.33	44,247,202.19	11/06/21
6	28202149	LO	New York	NY	Actual/360	5.120%	154,326.18	0.00	0.00	N/A	10/06/28	--	35,000,000.00	35,000,000.00	08/06/20
7	300571870	OF	Lower Makefield Towns PA		Actual/360	4.640%	116,470.44	0.00	0.00	N/A	09/06/28	--	29,150,000.00	29,150,000.00	11/06/21
8	883100916	OF	Palo Alto	CA	Actual/360	4.217%	94,420.66	0.00	0.00	N/A	09/06/28	--	26,000,000.00	26,000,000.00	11/06/21
9	28002122	OF	Indianapolis	IN	Actual/360	5.076%	113,074.77	27,167.51	0.00	N/A	09/06/28	--	25,869,314.72	25,842,147.21	11/06/21
10	300571852	RT	Silver Spring	MD	Actual/360	5.010%	103,305.59	25,678.32	0.00	N/A	08/06/28	--	23,945,665.95	23,919,987.63	11/06/21
11	28002124	IN	Various	Various	Actual/360	5.282%	95,848.23	26,361.14	0.00	N/A	08/06/28	--	21,073,006.37	21,046,645.23	11/06/21
12	28102130	MF	Euclid	OH	Actual/360	5.130%	97,185.00	0.00	0.00	N/A	09/06/28	--	22,000,000.00	22,000,000.00	11/06/21
13	883100911	OF	Boca Raton	FL	Actual/360	4.360%	76,065.04	0.00	0.00	N/A	10/01/28	--	20,260,000.00	20,260,000.00	11/01/21
14	28002146	LO	Overland Park	KS	Actual/360	5.352%	83,946.77	22,175.49	0.00	N/A	10/06/28	--	18,214,979.07	18,192,803.58	11/06/21
15	310943558	RT	Concord	NC	Actual/360	5.040%	80,024.12	19,740.63	0.00	N/A	07/11/28	--	18,438,737.29	18,418,996.66	11/11/21
16	883100898	RT	Orlando	FL	Actual/360	4.951%	76,740.50	0.00	0.00	N/A	09/06/28	--	18,000,000.00	18,000,000.00	11/06/21
17	310945142	RT	Reno	NV	Actual/360	4.855%	71,071.81	0.00	0.00	N/A	09/11/28	--	17,000,000.00	17,000,000.00	11/11/21
18	883100883	MF	Utica	NY	Actual/360	4.726%	68,369.47	0.00	0.00	N/A	07/06/28	--	16,800,000.00	16,800,000.00	11/06/21
19	28002144	MF	East Elmhurst	NY	Actual/360	5.450%	74,150.28	0.00	0.00	N/A	09/06/28	--	15,800,000.00	15,800,000.00	11/06/21
20	310945667	OF	Jersey City	NJ	Actual/360	4.535%	60,529.65	0.00	0.00	N/A	10/11/28	--	15,500,000.00	15,500,000.00	11/11/21
21	28002135	MF	Indianapolis	IN	Actual/360	4.910%	63,934.41	9,884.51	0.00	N/A	09/06/28	--	15,121,469.61	15,111,585.10	11/06/21
22	300571868	RT	Allen	TX	Actual/360	5.270%	62,951.05	17,298.20	0.00	N/A	09/06/28	--	13,871,811.60	13,854,513.40	11/06/21
23	610945660	LO	Miami	FL	Actual/360	5.580%	65,168.57	13,593.97	0.00	N/A	10/11/23	--	13,562,657.21	13,549,063.24	11/11/21
24	28002119	MF	Fairborn	OH	Actual/360	5.023%	58,392.38	0.00	0.00	N/A	08/06/28	--	13,500,000.00	13,500,000.00	11/06/21
25	410945953	RT	Roseville	CA	Actual/360	5.150%	55,370.92	15,967.41	0.00	N/A	09/11/28	--	12,485,769.40	12,469,801.99	11/11/21
26	883100915	RT	New York	NY	Actual/360	4.995%	52,905.38	0.00	0.00	N/A	09/06/28	--	12,300,000.00	12,300,000.00	12/06/20
27	310946342	MF	Cudahy	CA	Actual/360	4.940%	49,983.19	0.00	0.00	N/A	09/11/23	--	11,750,000.00	11,750,000.00	11/11/21
28	600944677	IN	Batavia	OH	Actual/360	5.490%	53,314.39	13,327.12	0.00	N/A	10/11/28	--	11,277,502.78	11,264,175.66	11/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	883100904	IN	Various	GA	Actual/360	4.835%	44,664.05	12,755.30	0.00	N/A	09/06/28	--	10,727,596.02	10,714,840.72	11/06/21
30	883100905	Various Various		TX	Actual/360	4.857%	44,074.31	0.00	0.00	N/A	09/06/28	--	10,538,000.00	10,538,000.00	11/06/21
31	883100903	RT	Harrisonburg	VA	Actual/360	5.040%	42,436.31	10,412.04	0.00	N/A	08/06/28	--	9,777,951.97	9,767,539.93	11/06/21
32	320570032	MH	Merrionette Park	IL	Actual/360	5.130%	41,259.31	11,994.37	0.00	N/A	09/11/28	--	9,339,968.41	9,327,974.04	11/11/21
33	410943874	RT	Benton	AR	Actual/360	4.980%	40,345.71	11,875.29	0.00	N/A	05/11/28	--	9,408,250.51	9,396,375.22	11/11/21
34	883100908	MH	Selbyville	DE	Actual/360	4.860%	40,636.35	0.00	0.00	N/A	09/06/28	--	9,710,000.00	9,710,000.00	11/06/21
35	320570035	LO	Deptford Township	NJ	Actual/360	5.480%	41,778.41	24,837.14	0.00	N/A	10/11/28	--	8,853,441.75	8,828,604.61	11/11/21
36	28002140	MF	Bronx	NY	Actual/360	5.465%	45,647.93	0.00	0.00	N/A	09/06/28	--	9,700,000.00	9,700,000.00	11/06/21
37	610945700	OF	Columbia	SC	Actual/360	4.745%	38,145.80	11,382.07	0.00	N/A	08/11/28	--	9,335,795.20	9,324,413.13	11/11/21
38	410946482	SS	Martinez	CA	Actual/360	4.770%	36,921.16	10,135.66	0.00	N/A	09/11/28	--	8,988,718.18	8,978,582.52	11/11/21
39	28002141	RT	Shorewood	IL	Actual/360	5.420%	40,138.11	0.00	0.00	N/A	09/06/28	--	8,600,000.00	8,600,000.00	11/06/21
40	320570040	MH	Fenton	MO	Actual/360	5.130%	35,455.57	10,307.18	0.00	N/A	09/11/28	--	8,026,162.21	8,015,855.03	11/11/21
41	300571876	OF	Sacramento	CA	Actual/360	5.340%	33,059.24	8,775.10	0.00	N/A	10/06/28	--	7,189,396.39	7,180,621.29	11/06/21
42	883100899	RT	Durham	NC	Actual/360	4.955%	31,506.67	8,548.94	0.00	N/A	09/06/28	--	7,384,136.25	7,375,587.31	11/06/21
43	410946645	MU	Pasadena	CA	Actual/360	4.780%	29,403.01	9,856.27	0.00	N/A	09/11/28	--	7,143,395.45	7,133,539.18	11/11/21
44	300571873	LO	Ormond Beach	FL	Actual/360	5.640%	32,669.65	7,692.62	0.00	N/A	10/06/28	--	6,726,764.65	6,719,072.03	11/06/21
45	300571874	RT	Various	Various	Actual/360	5.520%	32,043.13	7,334.75	0.00	N/A	10/06/28	--	6,741,192.26	6,733,857.51	11/06/21
46	310946601	RT	Oswego	IL	Actual/360	5.320%	31,151.56	0.00	0.00	N/A	10/11/28	--	6,800,000.00	6,800,000.00	11/11/21
47	300571875	RT	Durham	NC	Actual/360	5.530%	31,089.34	7,648.40	0.00	N/A	10/06/28	--	6,528,707.54	6,521,059.14	06/06/21
48	28002125	RT	Pickerington	OH	Actual/360	5.117%	27,591.20	8,108.46	0.00	N/A	08/06/28	--	6,261,754.79	6,253,646.33	11/06/21
49	320570049	LO	Tullahoma	TN	Actual/360	4.830%	25,761.13	8,460.08	0.00	N/A	09/06/28	--	6,193,819.76	6,185,359.68	11/06/21
50	320570050	RT	Zephyrhills	FL	Actual/360	5.470%	28,179.34	7,189.92	0.00	N/A	08/11/28	--	5,982,521.99	5,975,332.07	11/11/21
51	320570051	MH	Sarasota	FL	Actual/360	5.230%	23,121.91	5,197.72	0.00	N/A	09/11/28	--	5,134,082.20	5,128,884.48	11/11/21
52	300571871	MF	Madison	TN	Actual/360	5.360%	23,231.85	5,279.01	0.00	N/A	10/06/28	--	5,033,380.80	5,028,101.79	11/06/21
53	600946246	MF	Orange Beach	AL	Actual/360	5.280%	21,780.79	5,922.37	0.00	N/A	10/11/28	--	4,790,496.77	4,784,574.40	11/11/21
54	410946484	RT	Various	Various	Actual/360	5.280%	22,430.98	0.00	0.00	N/A	09/11/28	--	4,933,500.00	4,933,500.00	11/11/21
55	300571872	LO	Vero Beach	FL	Actual/360	5.380%	21,101.45	5,511.99	0.00	N/A	10/06/28	--	4,554,816.53	4,549,304.54	11/06/21
56	320570056	OF	Gilbert	AZ	Actual/360	5.150%	19,956.25	0.00	0.00	N/A	10/11/28	--	4,500,000.00	4,500,000.00	11/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
57	320570057	MH	Mims	FL	Actual/360	5.400%	19,600.26	5,079.02	0.00	N/A	10/11/28	--	4,215,109.93	4,210,030.91	11/11/21
58	300571861	RT	Parkersburg	WV	Actual/360	5.230%	16,465.47	6,859.20	0.00	N/A	09/06/28	--	3,656,060.21	3,649,201.01	11/06/21
59	320570059	RT	Highland Park	IL	Actual/360	5.000%	13,580.03	4,135.08	0.00	N/A	10/11/28	--	3,154,070.97	3,149,935.89	11/11/21
60	320570060	MH	Vestal	NY	Actual/360	5.300%	14,587.55	3,459.85	0.00	N/A	07/11/28	--	3,196,297.99	3,192,838.14	11/11/21
61	300571863	RT	Dubuque	IA	Actual/360	5.150%	14,191.11	0.00	0.00	N/A	09/06/28	--	3,200,000.00	3,200,000.00	11/06/21
62	320570062	MH	Trussville	AL	Actual/360	5.380%	14,104.66	3,684.32	0.00	N/A	10/11/28	--	3,044,535.42	3,040,851.10	11/11/21
63	883100896	RT	League City	TX	Actual/360	5.307%	14,172.85	3,332.94	0.00	N/A	08/06/28	--	3,101,336.80	3,098,003.86	11/06/21
64	28002131	SS	San Antonio	TX	Actual/360	5.280%	11,366.67	0.00	0.00	N/A	09/06/28	--	2,500,000.00	2,500,000.00	11/06/21
65	320570065	RT	Fort Lauderdale	FL	Actual/360	5.450%	11,144.54	2,830.69	0.00	N/A	10/11/28	--	2,374,686.77	2,371,856.08	11/11/21
66	320570066	MH	Stillwater	OK	Actual/360	5.460%	11,150.76	2,839.97	0.00	N/A	09/11/28	--	2,371,661.86	2,368,821.89	11/11/21
67	410945955	OF	Marietta	GA	Actual/360	5.210%	10,295.43	2,898.06	0.00	N/A	09/11/28	--	2,294,815.09	2,291,917.03	11/11/21
68	320570068	MU	Rio Rico	AZ	Actual/360	5.470%	10,628.68	2,528.69	0.00	N/A	07/11/28	--	2,256,486.70	2,253,958.01	11/11/21
69	320570069	IN	Indianapolis	IN	Actual/360	5.280%	9,175.88	2,182.42	0.00	N/A	08/11/28	--	2,018,155.89	2,015,973.47	11/11/21
70	320570070	MU	Staten Island	NY	Actual/360	5.830%	9,078.68	1,982.33	0.00	N/A	09/11/28	--	1,808,402.12	1,806,419.79	11/11/21
71	320570071	MH	Ellenwood	GA	Actual/360	5.800%	8,669.63	1,803.91	0.00	N/A	07/11/28	--	1,735,855.06	1,734,051.15	11/11/21
72	320570072	MH	Clackamas	OR	Actual/360	5.200%	6,828.61	0.00	0.00	N/A	08/11/28	--	1,525,000.00	1,525,000.00	11/11/21
73	320570073	MH	Morro Bay	CA	Actual/360	5.470%	6,476.63	0.00	0.00	N/A	09/11/28	--	1,375,000.00	1,375,000.00	11/11/21
74	410945924	IN	Kentwood	MI	Actual/360	5.480%	6,150.05	1,543.49	0.00	N/A	10/11/28	--	1,303,283.67	1,301,740.18	11/11/21
Totals							4,009,965.74	487,354.09	0.00				940,254,499.44	939,767,145.35
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,560,330.53	4,210,021.43	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	115,600,112.20	66,737,901.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	41,249,183.40	19,169,268.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,564,684.52	7,809,412.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,426,293.48	10,230,282.51	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	(5,285,697.00)	(4,920,473.84)	07/01/20	06/30/21	--	0.00	0.00	153,927.74	2,272,845.14	0.00	0.00
7	2,886,805.31	1,970,893.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,104,737.21	2,818,797.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,299,547.43	1,495,768.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,074,303.03	3,424,789.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,492,893.46	1,865,541.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,552,016.15	1,051,211.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,018,474.00	1,090,647.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(718,225.46)	(157,815.25)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,423,740.80	874,069.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,004,292.26	763,254.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,960,320.70	911,490.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,690,959.00	807,541.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,177,064.10	900,407.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,261,839.96	2,223,735.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,130,173.93	975,812.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,464,581.48	594,098.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	484,770.39	821,902.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,137,890.68	871,318.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	340,300.62	421,054.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	576,684.00	0.00	--	--	--	0.00	0.00	52,744.81	571,147.11	322.60	0.00
27	1,129,310.65	608,586.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,161,938.50	413,896.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,292,603.10	708,255.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	880,804.69	473,786.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,751,955.95	1,385,563.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	936,609.97	518,220.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	833,216.57	761,408.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	965,642.27	749,569.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	732,543.16	516,095.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,211,853.42	837,917.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,038,196.64	864,512.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	733,047.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	775,013.07	320,705.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	696,548.59	451,869.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,294,990.08	774,582.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	445,937.10	561,295.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	734,504.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	722,473.29	338,736.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	659,491.52	322,627.95	01/01/21	06/30/21	--	0.00	0.00	38,652.51	193,549.62	0.00	0.00
48	625,428.56	367,732.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	744,034.92	1,215,532.04	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	684,699.09	439,800.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	185,704.96	95,256.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	502,205.69	259,777.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	369,995.52	183,048.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	369,982.30	549,434.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	500,215.27	389,484.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	480,839.27	377,619.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	618,584.74	253,636.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	325,308.64	259,083.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	198,482.00	101,119.00	01/01/19	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
61	321,440.00	80,360.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	343,855.74	192,740.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	279,143.50	159,931.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	176,701.32	93,503.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	271,418.65	191,153.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	133,236.00	112,604.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	281,228.80	154,556.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	339,946.27	314,812.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	216,903.68	112,063.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	142,739.83	26,892.67	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	202,355.00	165,220.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	554.28	0.00
72	174,664.50	133,056.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	187,504.10	146,943.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	511.90	0.00
74	147,242.27	80,437.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	239,298,617.66	144,024,363.16				0.00	0.00	245,325.07	3,037,541.87	1,388.78	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	3	53,821,059.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.952521%	4.928724%	80
10/18/21	0	0.00	0	0.00	3	53,828,707.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.952632%	4.928835%	81
09/17/21	0	0.00	1	6,537,319.13	2	47,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.952755%	4.930695%	82
08/17/21	2	9,744,890.47	0	0.00	2	47,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.952861%	4.930802%	83
07/16/21	1	6,552,425.92	0	0.00	2	47,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.952965%	4.930906%	84
06/17/21	0	0.00	0	0.00	2	47,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.953078%	4.931020%	85
05/17/21	0	0.00	0	0.00	2	47,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.953178%	4.931121%	86
04/16/21	0	0.00	0	0.00	2	47,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.953290%	4.931233%	87
03/17/21	0	0.00	0	0.00	2	47,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.953389%	4.931333%	88
02/18/21	0	0.00	0	0.00	2	47,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.953524%	4.931469%	89
01/15/21	0	0.00	0	0.00	2	47,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.953622%	4.931568%	90
12/17/20	0	0.00	0	0.00	2	47,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.953719%	4.931666%	91
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	28202149	08/06/20	14	6	153,927.74	2,272,845.14	0.00	35,000,000.00	05/20/20	2
26	883100915	12/06/20	10	6	52,744.81	571,147.11	12,697.55	12,300,000.00	06/11/20	13
47	300571875	06/06/21	4	6	38,652.51	193,549.62	0.00	6,560,928.71	09/24/21	98
Totals					245,325.07	3,037,541.87	12,697.55	53,860,928.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		25,299,063	25,299,063	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		914,468,082	860,647,023	53,821,059		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	939,767,145	885,946,086	0	0	53,821,059	0
Oct-21	940,254,499	886,425,792	0	0	53,828,708	0
Sep-21	940,798,052	886,960,732	0	6,537,319	47,300,000	0
Aug-21	941,238,728	884,193,838	9,744,890	0	47,300,000	0
Jul-21	941,641,842	887,789,416	6,552,426	0	47,300,000	0
Jun-21	942,069,471	894,769,471	0	0	47,300,000	0
May-21	942,449,492	895,149,492	0	0	47,300,000	0
Apr-21	942,873,636	895,573,636	0	0	47,300,000	0
Mar-21	943,250,071	895,950,071	0	0	47,300,000	0
Feb-21	943,762,663	896,462,663	0	0	47,300,000	0
Jan-21	944,135,133	896,835,133	0	0	47,300,000	0
Dec-20	944,505,943	897,205,943	0	0	47,300,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	28202149	35,000,000.00	35,000,000.00	138,600,000.00	08/03/20	(5,075,497.68)	(1.12330)	06/30/21	10/06/28	I/O
26	883100915	12,300,000.00	12,300,000.00	16,000,000.00	04/27/21	531,837.00	0.83770	12/31/20	09/06/28	I/O
47	300571875	6,521,059.14	6,560,928.71	10,000,000.00	06/28/18	297,610.45	1.28040	06/30/21	10/06/28	322
Totals		53,821,059.14	53,860,928.71	164,600,000.00		(4,246,050.23)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	28202149	LO	NY	05/20/20	2

10/7/2021 Loan transferred to special servicing for imminent default at the borrowers request. Collateral is a 495 key Holiday in Express in the financial district of New York City. Per the Borrower, the hotel was closed for reservations due to

COVID-19, but reopened on July 15. The hotel then closed again in early February 2021. The property reopened on April 15, 2021. Loan is currently delinquent for the September 2020 - October 2021 payments. Borrower has signed a pre-

negotiation agreement, and discussions have begun regarding a modification. Borrower has requested a forbearance, but their most recent proposal has been rejected by the lender. The borrower has stated that they are working on a new proposal, but nothing has been presented in months. The re are currently restrictions on filing for foreclosure in NY state due to SB-471 until at least 1/15/2022.

26	883100915	RT	NY	06/11/20	13

10/15/2021 Loan transferred to special servicing on 6/17/2020 due to imminent monetary default. Loan remains past due for the April 2020 mortgage payment. Collateral for the loan is a 31,806 SF retail condo located just off Central Park, on the border of East Harlem and Central Harlem, New York. Loan is full term I/O. Due to stay-at-home orders and business closures, several of the propertys tenants are currently delinquent on their monthly rents. Propertys largest tenant, New York

Sports Club(10,598 SF) filed for bankruptcy in September 2020, has vacated the property and had their lease thrown out by the court. Negotiating with Borrower for acceptable reinstatement plan.

47	300571875	RT	NC	09/24/21	98

11/1/21 - The subject loan transferred to special servicing on 9/24/2021. The loan is collateralized by a 93,217 sf retail center anchored by Ollie's Bargain Outlet in Durham, NC. In addition to the payment default, a new Major Lease and amended

Major Lea se have been completed without Lender approval. Servicer has sent NOD and PNL and is reviewing options with the Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	883100906	45,000,000.00	4.91200%	45,000,000.00	4.91200%	10	08/06/20	04/06/20	09/11/20
10	300571852	24,000,000.00	5.01000%	24,000,000.00	5.01000%	10	06/05/20	06/06/20	08/11/20
23	610945660	13,750,000.00	5.58000%	13,750,000.00	5.58000%	10	05/11/20	05/11/20	06/11/20
35	320570035	9,294,303.99	5.48000%	9,270,132.43	5.48000%	10	05/11/20	05/11/20	08/11/20
44	300571873	6,861,139.64	5.64000%	6,861,139.64	5.64000%	10	05/06/20	05/06/20	06/11/20
Totals		98,905,443.63		98,881,272.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,534.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	24.03	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	36.70	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	7,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16.13	0.00	0.00	0.00
Total	0.00	0.00	18,034.72	0.00	0.00	0.00	0.00	0.00	76.86	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,111.58

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Supplemental Notes
None

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